Annual Total Returns (Vanguard Mid-Cap Index Fund - Signal Shares Participant:) (Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Index Fund - Signal Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Annual Total Return
2012	16.02%
2011	(1.99%)
2010	25.62%
2009	40.43%
2008	(41.78%)